11. LONG TERM DEBT (Details 1) $ in Thousands	Sep. 30, 2020 USD ($)
Long-Term Debt - Related Parties
2020	$ 0
2021	0
2022	200
2023	200
2024	192
Total	592
Long-Term Convertible Notes Payable
2020	0
2021	1,100
2022	0
2023	0
2024	0
Total	$ 1,100